Income Tax Expense (Benefit) - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax relating to components of other comprehensive income [abstract]
Profit (loss) for the year	₩ (2,576,729)	₩ (3,195,585)	₩ 1,333,544
Income tax expense (benefit)	₩ (762,712)	₩ (237,785)	₩ 385,341
Income tax expense (benefit) using the statutory tax rate of each country	23.65%	21.51%	30.37%
Non-deductible expenses, percentage	(0.59%)	(0.55%)	1.01%
Tax credits, percentage	6.22%	4.23%	(3.28%)
Change in unrecognized deferred tax assets	(4.69%)	(13.33%)	(2.21%)
Adjustment for prior years	0.32%	0.06%	(0.49%)
Effect on change in tax rate, percentage	(1.80%)	(4.90%)	(2.29%)
Others, percentage	(0.27%)	(0.09%)	(0.69%)
Profit(loss) before income tax	₩ (3,339,441)	₩ (3,433,370)	₩ 1,718,885
Income tax expense (benefit) using the statutory tax rate of each country	(789,941)	(738,403)	521,954
Non-deductible expenses, amount	19,759	18,742	17,354
Tax credits, amount	(207,745)	(145,189)	(56,439)
Change in unrecognized deferred tax assets, amount	156,783	457,763	(38,053)
Adjustment for prior years	(10,726)	(2,072)	(8,349)
Effect on change in tax rate	60,134	168,372	(39,338)
Others	9,024	3,002	(11,788)
Income tax expense (benefit)	₩ (762,712)	₩ (237,785)	₩ 385,341
Effective tax rate			22.42%